FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Accounts payable and accrued liabilities	$ 14,204	$ 10,292
Deferred consideration payable	8,326	0
Equipment Loans	187	$ 27
1-5 years [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	0
Deferred consideration payable	0
Equipment Loans	197
Finance Lease Obligations	3,039
Total	3,236
More Than 5 Years [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	0
Deferred consideration payable	0
Equipment Loans	0
Finance Lease Obligations	0
Total	0
Less Than One Year [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	14,204
Deferred consideration payable	8,750
Equipment Loans	225
Finance Lease Obligations	2,907
Total	26,086
Financial Instruments [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	14,204
Deferred consideration payable	8,750
Equipment Loans	422
Finance Lease Obligations	5,946
Total	$ 29,322